Financing Arrangements (Components Of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Sep. 30, 2010
Debt Instrument [Line Items]
Total before unamortized discount	$ 706.9	[1]	$ 707.0	[1]
Less short-term and current portion of long-term debt	3.8	[1]	3.0	[1]
Total long-term debt, net of current portion	703.1	[1]	704.0	[1]
Other Debt
Debt Instrument [Line Items]
Total before unamortized discount	2.4		0
Debentures Due December 2015 | Convertible Debt
Debt Instrument [Line Items]
Total before unamortized discount	50.0	[1]	50.0	[1]
Stated interest rate	7.50%
Senior secured term loan due 2017 | Senior Secured Term
Debt Instrument [Line Items]
Total before unamortized discount	294.5	[1]	297.0	[1]
7.375% senior notes due 2020 | Senior Notes
Debt Instrument [Line Items]
Total before unamortized discount	$ 360.0	[1]	$ 360.0	[1]
Stated interest rate	7.375%				7.375%

[1]	Book values include unamortized discounts, where applicable.